Equitable Financial Life Insurance Company

Supplement dated June 10, 2026 to the Structured Capital Strategies PLUS® 21 Prospectus

For New York Contracts Only

This Supplement modifies certain information in the above-referenced Prospectus (the “Prospectus”) offered by Equitable Financial Life Insurance Company (“Equitable”). You should read this Supplement in conjunction with your Prospectus and retain it for future reference. This Supplement incorporates the Prospectus by reference. Unless otherwise indicated, all other information included in your Prospectus remains unchanged. The terms we use in this Supplement have the same meaning as in your Prospectus. We will send you another copy of any prospectus or supplement without charge upon request. Please contact the customer service center at 877-899-3743.

The purpose of this Supplement is to provide information regarding the Segments available, minimum Performance Cap Rates and the Segment Interim Value calculation for New York contracts. The Return of Premium Death Benefit is currently unavailable for contracts issued in New York.

The	following chart lists the current Segment Types for contracts issued in New York:

Index	Type of Index	Segment Duration	Segment Rate of Return Calculation Method	Current Limit on Index Loss if held until Segment Maturity Date (Segment Buffer)	Minimum Limit on Index Gain for the life of the Segment (Performance Cap Rate)
S&P500 Price Return	Market Index	6 year 1 year	Standard	-10%; -15%; -20%; -30% -10%; -15%; -20%; -30%	30%; 27%; 24%; 18% 5%; 4.5%; 4%; 3%
Russell2000® Price Return	Market Index	6 year 1 year	Standard	-10%; -15%; -20%; -30% -10%; -15%; -20%; -30%	30%; 27%; 24%; 18% 5%; 4.5%; 4%; 3%
MSCIEAFE Price Return	Market Index	6 year 1 year	Standard	-10%; -15%; -20%; -30% -10%; -15%; -20%; -30%	30%; 27%; 24%; 18% 5%; 4.5%; 4%; 3%
NASDAQ-100Price Return	Market Index	6 year 1 year	Standard	-10%; -15%; -20%; -30% -10%; -15%; -20%; -30%	30%; 27%; 24%; 18% 5%; 4.5%; 4%; 3%
MSCIEmerging Markets Price Return	Market Index	1 year	Standard	-10%; -15%	5%; 4.5%; 4%; 3%
EUROSTOXX 50® Price Return	Market Index	1 year	Standard	-10%; -15%	5%; 4.5%; 4%; 3%
S&P500 Price Return	Market Index	6 year 1 year	Dual Direction	-10%; -15%; -20% -10%; -15%; -20%	30%; 27%; 24% 5%
Russell2000® Price Return	Market Index	6 year 1 year	Dual Direction	-10%; -15%; -20% -10%; -15%; -20%	30%; 27%; 24% 5%; 4.5%; 4%
MSCIEAFE Price Return	Market Index	6 year 1 year	Dual Direction	-10%; -15%; -20% -10%; -15%; -20%	30%; 27%; 24% 5%; 4.5%; 4%
NASDAQ-100Price Return	Market Index	6 year 1 year	Dual Direction	-10%; -15%; -20% -10%; -15%; -20%	30%; 27%; 24% 5%; 4.5%; 4%
S&P500 Price Return	Market Index	6 year	Annual Lock	-10%	5%
Russell2000® Price Return	Market Index	6 year	Annual Lock	-10%	5%
MSCIEAFE Price Return	Market Index	6 year	Annual Lock	-10%	5%
NASDAQ-100Price Return	Market Index	6 year	Annual Lock	-10%	5%
S&P500 Price Return	Market Index	6 year 1 year	Step Up	-10% -10%; -15%	30% 5%; 4.5%
Russell2000® Price Return	Market Index	6 year 1 year	Step Up	-10% -10%; -15%	30% 5%; 4.5%
MSCIEAFE Price Return	Market Index	6 year 1 year	Step Up	-10% -10%; -15%	30% 5%; 4.5%
NASDAQ-100Price Return	Market Index	6 year 1 year	Step Up	-10% -10%; -15%	30% 5%; 4.5%
S&P500 Price Return	Market Index	6 year 1 year*	Enhanced Upside	-10%; -15% -10%	30%; 27% 5%
S&P500 Price Return	Market Index	1 year	Dual Step Up	-10%; -15%; -20%	5%; 4.5%; 4%
Russell2000® Price Return	Market Index	1 year	Dual Step Up	-10%; -15%; -20%	5%; 4.5%; 4%
MSCIEAFE Price Return	Market Index	1 year	Dual Step Up	-10%; -15%; -20%	5%; 4.5%; 4%
NASDAQ-100Price Return	Market Index	1 year	Dual Step Up	-10%; -15%; -20%	5%; 4.5%; 4%
*	Only available with 125% Enhanced Upside Rate

The Cap Rate Hold applies to all amounts invested in Segments on or before the Segment Start Date that is on or immediately following 60 days after the application received date for new contracts issued in New York with an application signed date on or after the Effective Date.

#800001 (6/26)
SCS PLUS 21/New Biz	#140178